RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Lim Chun Yen	Chairman of Board of Directors of the Company
Ms. Hung Kwan Chen	Chief Financial Officer of the Company
Mr. Kueh Jing Tuang	Director, Chief Executive Officer and Chief Technology Officer of the Company
Ms. Chia Li Noi	Independent Director of the Company
Mr. Ban Soon Hoe	Independent Director of the Company
Ms. Ooi Bee Lian	Director of the Company
Bukit Jalil Global Investment Ltd.	Shareholder of the Company
General Analytics Limited	Shareholder of the Company
Billion Start Enterprise Limited	Shareholder of the Company
Chinese Top Asset Management Holdings Limited	Shareholder of the Company
Dragon Huge Development Limited	Shareholder of the Company
Treasure Nice Investment Limited	Shareholder of the Company
Prime King Investment Limited	Shareholder of the Company
Stand Best Creation Limited	Shareholder of the Company

SCHEDULE OF SERVICE RECEIVED FROM RELATED PARTIES

Services received from related parties consists of the following:

	For the years ended December 31,
Name	2025	2024	2023
Chinese Top Asset Management Holdings Limited	$-	$115,000,000	$-
Billion Start Enterprise Limited	-	19,000,000	-
Dragon Huge Development Limited	6,800,000	13,000,000	-
Treasure Nice Investment Limited	-	9,000,000	-
Total Services received from related parties	$6,800,000	$156,000,000	-

SCHEDULE OF DUES TO RELATED PARTIES

Dues to related parties consists of the following:

	As of December 31,
Name	2025	2024

Chinese Top Asset Management Holdings Limited	$21,800,000	$21,800,000
Bukit Jalil Global Investment Ltd.	1,920,924	-
Mr. Lim Chun Yen	1,085,867	1,041,846
Ms. Hung Kwan Chen	659,707	590,223
Mr. Kueh Jing Tuang	388,184	466,292
General Analytics Limited	233,300	233,300
Ms. Chia Li Noi	2,000	-
Mr. Ban Soon Hoe	2,000	-
Ms. Ooi Bee Lian	2,000	-
Prime King Investment Limited	-	5,000
Total due to related parties	$26,093,982	$24,136,661

SCHEDULE OF LOAN FROM RELATED PARTIES

Loan from related parties consists of the following:

	As of December 31,
Name	2025	2024
Prime King Investment Limited	$43,012,106	$1,007,106
Stand Best Creation Limited	71,097,631	56,800
Total loan from related parties	$114,109,737	$1,063,906